Stock Warrants (Details) - Schedule of Outstanding Common Stock Warrants - Stock warrants [Member]	3 Months Ended
Mar. 31, 2024 $ / shares shares
Class of Warrant or Right [Line Items]
Number of Shares Issuable | shares	5,380,360
Exercise Price | $ / shares	$ 11.5
Expiration Date	Oct – 2028
Classification	Liability